Fair Value Hierarchy - Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Short term RAIN digital assets	$ 107,330	$ 24,272
Long term RAIN digital assets	1,146,806	582,508
RAIN Option	3,634,737	1,708,789
Total financial assets	4,888,873	2,315,569
Derivative liability	128
Total financial liabilities	128
Level 1 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Short term RAIN digital assets	107,330	24,272
Long term RAIN digital assets	1,146,806	582,508
RAIN Option
Total financial assets	1,254,136	606,780
Derivative liability
Total financial liabilities
Level 2 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Short term RAIN digital assets
Long term RAIN digital assets
RAIN Option	3,634,737	1,708,789
Total financial assets	3,634,737	1,708,789
Derivative liability
Total financial liabilities
Level 3 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Short term RAIN digital assets
Long term RAIN digital assets
RAIN Option
Total financial assets
Derivative liability	128
Total financial liabilities	$ 128